UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31st, 2006 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 Feb 14, 2007

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $211,888,975


List of Other Included Managers: N/A

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FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

3m Company                 COM       88579Y101 87773.39          112,631       SH              SOLE         112,631
At&t Inc                   COM       00206R102 9805.36           27,428        SH              SOLE         27,428
Bausch & Lomb Inc          COM       071707103 111335.28         213,860       SH              SOLE         213,860
Block H & R Inc            COM       093671105 3225.6            14,000        SH              SOLE         14,000
Boeing Company             COM       097023105 111665.98         125,693       SH              SOLE         125,693
Boston Scientific Corp     COM       101137107 109616.99         638,050       SH              SOLE         638,050
Chesapeake Energy Corp #   COM       165167107 102310.97         352,189       SH              SOLE         352,189
Chevron Corp Com           COM       166764100 2208.11           3,003         SH              SOLE         3,003
Conexant Sys Inc Sub Nt ConNOTE      207142AF7 10211.56          1,025,000     SH              SOLE         1,025,000
Conocophillips             COM       20825C104 2790.94           3,879         SH              SOLE         3,879
Conseco Inc New            COM NEW   208464883 27279.09          136,532       SH              SOLE         136,532
Cypress Semiconductor Corp COM       232806109 88622.66          525,327       SH              SOLE         525,327
Earthlink Inc              COM       270321102 13341.25          187,905       SH              SOLE         187,905
Embarq Corp                COM       29078E105 4634.74           8,818         SH              SOLE         8,818
Exxon Mobil Corp Com       COM       30231G102 7979.22           10,413        SH              SOLE         10,413
Freddie Mac                COM       313400301 91908.98          135,359       SH              SOLE         135,359
General Motors Corp        COM       370442105 71863.14          233,929       SH              SOLE         233,929
Maui Land Pineapple Co.    COM       577345101 43146.24          127,200       SH              SOLE         127,200
Merck & Company Inc        COM       589331107 2099.34           4,815         SH              SOLE         4,815
National Oilwell Varco In  COM       637071101 41929.1           68,534        SH              SOLE         68,534
Ncr Corp New               COM       62886E108 46844.44          109,552       SH              SOLE         109,552
Pfizer Inc                 COM       717081103 82260.83          317,609       SH              SOLE         317,609
Qualcomm Inc               COM       747525103 17563.66          46,477        SH              SOLE         46,477
Questar Corp               COM       748356102 80462.73          96,885        SH              SOLE         96,885
Rogers Communications Inc  CL B      775109200 2086              3,500         SH              SOLE         3,500
Rowan Companies Inc        COM       779382100 87203.7           262,662       SH              SOLE         262,662
Sabre Holdings Corp        CL A      785905100 73421.31          230,233       SH              SOLE         230,233
Schering-Plough Corp       SPONSORED 806605101 87243.26          369,049       SH              SOLE         369,049
Sony Corp Adr New          ADR NEW   835699307 92998.33          217,134       SH              SOLE         217,134
Sprint Nextel Corp         COM FON   852061100 57590.28          304,872       SH              SOLE         304,872
Sun Microsystems Inc       COM       866810104 112285.65       2,071,691       SH              SOLE         2,071,691
Sycamore Networks Inc.     COM       871206108 688.76            18,318        SH              SOLE         18,318
Union Pacific Corp         COM       907818108 22138.88          24,059        SH              SOLE         24,059
Verizon Communications     COM       92343V104 28129.23          75,535        SH              SOLE         75,535
Wachovia Corp (2nd New)    COM       929903102 117144.01         205,696       SH              SOLE         205,696
Walt Disney Co             COM DISNEY254687106 115750.99         337,762       SH              SOLE         337,762
Washington Mutual Inc      COM       939322103 87864.68          193,152       SH              SOLE         193,152
Williams Companies Inc     COM       969457100 63465.07          242,975       SH              SOLE         242,975

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